Schedule of Number of Stock Options (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	1,073,002	1,155,966	1,586,618
Granted	218,695	193,833	303,960
Exercised	(254,440)	(244,218)	(717,837)
Cancelled/Forfeited/Expired	(25,027)	(32,579)	(16,775)
Number of options, Outstanding ending balance	1,012,230	1,073,002	1,155,966
Weighted average exercise price, Outstanding beginning balance	$ 46.26	$ 40.31	$ 35.41
Granted	$ 67.00	$ 72.95	$ 44.80
Exercised	$ 33.26	$ 40.32	$ 30.90
Cancelled/Forfeited/Expired	$ 50.59	$ 38.38	$ 53.96
Weighted average exercise price, Outstanding ending balance	$ 53.91	$ 46.26	$ 40.31